PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3: PROPERTY AND EQUIPMENT

The following table summarizes the components of our property and equipment as of the dates presented:

	September 30,	December 31,
	2023	2022
Furniture and Fixtures	$6,103	$6,103
Computer Equipment	1,053,193	867,670
	1,059,296	873,773
Accumulated depreciation	(584,230)	(446,742)
Property and equipment, net of accumulated depreciation	$475,066	$427,031

Depreciation expense for the three months ended September 30, 2023 and 2022, was $ 46,272.00 and $ 45,958.00, respectively.

Depreciation expense for the nine months ended September 30, 2023 and 2022, was $137,488 and $126,128, respectively.

During the nine months ended September 30, 2023 and 2022, we purchased property and equipment of $185,523 and $298,839, respectively.

NOTE 4: PROPERTY AND EQUIPMENT

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	December 31,	December 31,
	2022	2021
Furniture and Fixtures	$6,103	$2,991
Computer Equipment	867,670	559,654
	873,773	562,645
Accumulated depreciation	(446,742)	(274,239)
Property and equipment, net of accumulated depreciation	$427,031	$288,406

Depreciation expense for the years ended December 31, 2022 and 2021, was $172,503 and $174,274, respectively, and recorded in general and administrative expenses.

During the years ended December 31, 2022 and 2021, the Company acquired property and equipment of $311,128 and $138,331, respectively.